Schedule of Investments (unaudited) October 31, 2022	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.0%
Tesla Inc.(a)	1,409	$320,604

Chemicals — 1.0%
CNGR Advanced Material Co. Ltd.	4,630	45,708
Levima Advanced Materials Corp., NVS	8,200	36,597
Shenzhen Dynanonic Co. Ltd.	700	24,655

		106,960

Electrical Equipment — 1.8%
Sungrow Power Supply Co. Ltd., Class A	4,347	77,691
Suzhou Maxwell Technologies Co. Ltd., Class A	1,100	71,999
Yantai Zhenghai Magnetic Material Co. Ltd.(a)	25,600	42,898

		192,588

Electronic Equipment, Instruments & Components — 6.0%
E Ink Holdings Inc.	16,000	101,667
Jabil Inc.	2,900	186,325
Samsung SDI Co. Ltd.	568	293,040
Xiamen Faratronic Co. Ltd.	2,800	67,430

		648,462

Entertainment — 3.6%
CTS Eventim AG & Co. KGaA(a)	1,149	54,849
Electronic Arts Inc.	535	67,389
Roku Inc.(a)(b)	814	45,210
Spotify Technology SA(a)	587	47,300
Take-Two Interactive Software Inc.(a)	1,496	177,246

		391,994

Hotels, Restaurants & Leisure — 1.5%
Expedia Group Inc.(a)	518	48,417
Trip.com Group Ltd., ADR(a)(b)	4,995	113,037

		161,454

Interactive Media & Services — 2.9%
Kakao Corp.	1,251	44,379
Pinterest Inc., Class A(a)	3,394	83,492
ZoomInfo Technologies Inc.(a)	4,109	182,974

		310,845

Internet & Direct Marketing Retail — 2.6%
Coupang Inc.(a)(b)	3,893	67,232
MercadoLibre Inc.(a)	129	116,309
Xometry Inc., Class A(a)(b)	1,596	95,856

		279,397

IT Services — 14.5%
Adyen NV(a)(c)	127	181,305
Amadeus IT Group SA(a)	1,610	83,970
AvidXchange Holdings Inc.(a)	5,915	53,827
Block Inc. New(a)	795	47,756
Cloudflare Inc., Class A(a)(b)	1,587	89,380
Endava PLC, ADR(a)(b)	1,711	130,447
Global Payments Inc.	1,019	116,431
GMO Payment Gateway Inc.	1,200	86,287
Grid Dynamics Holdings Inc.(a)	5,676	77,250
Locaweb Servicos de Internet SA(a)(c)	54,535	115,394
MongoDB Inc. (a)	714	130,683
Okta Inc.(a)	1,233	69,196
Pagseguro Digital Ltd., Class A(a)(b)	5,884	80,493
Shift4 Payments Inc., Class A(a)(b)	2,883	132,532
Twilio Inc., Class A(a)	995	73,998
Wise PLC(a)	13,939	106,170

		1,575,119

Security	Shares	Value

Life Sciences Tools & Services — 0.6%
IQVIA Holdings Inc.(a)	339	$71,078

Machinery — 1.8%
Harmonic Drive Systems Inc.	1,800	60,080
Shenzhen Inovance Technology Co. Ltd., Class A	8,000	72,911
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	8,608	58,873

		191,864

Media — 1.7%
Informa PLC	28,702	182,887

Professional Services — 2.5%
Planet Labs PBC(a)	4,449	23,357
TransUnion	1,933	114,569
Wolters Kluwer NV	1,300	138,136

		276,062

Semiconductors & Semiconductor Equipment — 26.1%
Alphawave IP Group PLC(a)	35,886	46,422
Ambarella Inc.(a)	1,040	56,919
ASM International NV	808	178,746
BE Semiconductor Industries NV	2,143	109,217
Credo Technology Group Holdings Ltd.(a)	8,425	115,759
Entegris Inc.	1,445	114,646
KLA Corp.	411	130,061
Lasertec Corp.	1,400	196,715
Lattice Semiconductor Corp.(a)	3,525	170,998
MACOM Technology Solutions Holdings Inc., Class H(a)	2,015	116,608
Marvell Technology Inc.	5,717	226,851
Monolithic Power Systems Inc.	499	169,386
Nordic Semiconductor ASA(a)	4,955	69,951
ON Semiconductor Corp.(a)	3,663	225,018
SK Hynix Inc.	1,251	72,422
SOITEC(a)	1,570	201,030
StarPower Semiconductor Ltd., Class A	1,800	91,452
Tower Semiconductor Ltd.(a)(b)	4,452	190,368
Ultra Clean Holdings Inc.(a)	2,791	86,828
Wolfspeed Inc.(a)(b)	3,238	254,992

		2,824,389

Software — 20.2%
Altair Engineering Inc., Class A(a)(b)	1,546	75,831
Altium Ltd.	7,330	165,506
Aspen Technology Inc.(a)	753	181,812
Atlassian Corp., NVS(b)	724	146,777
Bill.com Holdings Inc.(a)	730	97,353
Confluent Inc., Class A(a)(b)	2,088	56,125
CS Disco Inc.(a)	4,545	48,722
Expensify Inc., Class A(a)	3,263	42,713
Freee KK(a)(b)	4,000	77,805
Gitlab Inc., Class A(a)(b)	1,146	55,535
Glodon Co. Ltd., Class A	15,071	101,596
Lightspeed Commerce Inc.(a)	2,490	47,722
Manhattan Associates Inc.(a)	479	58,280
Palo Alto Networks Inc.(a)(b)	1,183	202,991
Samsara Inc.(a)(b)	3,415	42,039
SiteMinder Ltd.(a)	46,366	92,010
Splunk Inc.(a)	918	76,295
Synopsys Inc.(a)	1,071	313,321
Unity Software Inc.(a)	1,817	53,602
Xero Ltd.(a)	2,516	124,941
Zscaler Inc.(a)	779	120,044

		2,181,020

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.8%
Logitech International	1,191	$59,121
Pure Storage Inc., Class A(a)(b)	7,793	240,492

		299,613

Total Long-Term Investments — 92.6% (Cost: $12,317,255)		10,014,336

Short-Term Securities

Money Market Funds — 24.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	1,872,934	1,872,559
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	800,000	800,000

Total Short-Term Securities — 24.7% (Cost: $2,672,479)		2,672,559

Total Investments — 117.3% (Cost: $14,989,734)		12,686,895

Liabilities in Excess of Other Assets — (17.3)%		(1,871,523)

Net Assets — 100.0%		$10,815,372

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases	at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,737,915	$—	134,691	(a)	$—		$153	$(200)	$1,872,559	1,872,934	$1,506	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares .	830,000		—		(30,000	)(a)	—	—	800,000	800,000	3,730		—

							$153	$(200)	$2,672,559		$5,236		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Future Tech ETF

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,701,413	$3,312,923	$—	$10,014,336
Money Market Funds	2,672,559	—	—	2,672,559

	$9,373,972	$3,312,923	$—	$12,686,895

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

3